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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Martha D. Vorlicek
Title: Managing Director
Phone: 617-348-3709

Signature, Place, and Date of Signing:


Martha D. Vorlicek                       Boston, MA     5/11/11
-------------------------------------   -------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       15
Form 13F Information Table Value Total:  $108,296
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
28-   14156

[Repeat as necessary.]

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
                                               3/31/2011
                                                 Value     Shares/PRN                    Investment    Other   Voting Authority
Name of Issuer      Title of Class    CUSIP    (x$1000)     Amount     SH/PRN  PUT/CALL  Discretion  Managers        Sole
-----------------   --------------  ---------  ---------   ----------  ------  --------  ----------  --------  ----------------
PARTNERSHIP
A123 Corp.          Common          03739T109        999      157,352  SH                Sole        n/a               x
GreenDot Corp.      Common          39304D102      2,626       61,201  SH                Sole        n/a               x
MaxLinear           Common          57776J100      1,054      129,016  SH                Sole        n/a               x
Motricity           Common          620107102      2,061      137,109  SH                Sole        n/a               x
NextStage Medical   Common          67072V103        231       10,510  SH                Sole        n/a               x
Qlik Technologies   Common          74733T105      3,245      124,826  SH                Sole        n/a               x
Republic Services   Common          760759100      4,070      135,481  SH                Sole        n/a               x
Tesla Motors        Common          88160R101      6,363      229,291  SH                Sole        n/a               x
Vonage              Common          92886T201        791      173,437  SH                Sole        n/a               x
FleetCor Tech.      Common          339041105     23,134      708,333  SH                Sole        n/a               x
Network Engines     Common          64121A107     11,959    5,890,926  SH                Sole        n/a               x
PartnersRe          Common          G6852T105     32,729      413,036  SH                Sole        n/a               x
SelectMedical       Common          81619Q105     14,151    1,755,693  SH                Sole        n/a               x
VocalTech           Common          M97601120      4,884      226,089  SH                Sole        n/a               x
                                               ---------
                                        TOTAL    108,296
                                               =========